Investments in Companies Accounted for at Equity - Schedule of Fair Value of TSG's Dividend Preference Derivative (Details) - Investment in TSG [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of TSG's Dividend Preference Derivative [Line Items]
Opening balance	$ 3,652	$ 3,000
Increase in fair value recognized in profit or loss		67
Other income		590
Dividend	(577)
Currency exchange rate in other comprehensive income (loss)	437	(5)
Closing balance	$ 3,512	$ 3,652